Cover Document and Entity Information	Jul. 30, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	Cerner Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	0-15386
Entity Tax Identification Number	43-1196944
Entity Address, Address Line One	2800 Rockcreek Parkway
Entity Address, City or Town	North Kansas City,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64117
City Area Code	816
Local Phone Number	221-1024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000804753
Amendment Flag	false